Valuation And Qualifying Accounts and Reserves	12 Months Ended
May 31, 2012
Valuation And Qualifying Accounts and Reserves

SCHEDULE II

RPM International Inc. and Subsidiaries

Valuation And Qualifying Accounts and Reserves

(In thousands)	Balance at Beginning of Period	Additions Charged to Selling, General and Administrative		Acquisitions (Disposals) of Businesses and Reclassifications			(Deductions) Additions		Impact of Deconsolidation (4)			Balance at End of Period
Year Ended May 31, 2012
Current:
Allowance for doubtful accounts	$27,597		$5,811		$—		$(6,901	)(1)	$			$26,507

Accrued product liability reserves	$37,941		$6,221		$105	(3)	$(6,759	)(2)	$			$37,508

Accrued loss reserves	$4,357		$(310)		$1,316		$(1,783	)(2)	$			$3,580

Noncurrent:
Accrued product liability	$2,905		$178		$(105	)(3)	$(158	)(2)	$			$2,820

Environmental reserves	$4,693		$(631)	$			$(110	)(2)	$			$3,952

Year Ended May 31, 2011
Current:
Allowance for doubtful accounts	$20,525		$10,916	$			$(3,844	)(1)	$			$27,597

Accrued product liability reserves	$47,811		$(1,430)		$(2,525)		$(5,915	)(2)	$			$37,941

Accrued loss reserves	$3,084		$2,504	$			$(1,231	)(2)	$			$4,357

Noncurrent:
Accrued product liability	$4,331		$(57)	$			$(1,369	)(2)	$			$2,905

Environmental reserves	$4,408		$115	$			$170	(2)	$			$4,693

Year Ended May 31, 2010
Current:
Allowance for doubtful accounts	$22,934		$9,053		$—		$(8,581	)(1)		$(2,881	)(4)	$20,525

Accrued product liability reserves	$51,453		$12,714		$—		$(10,709	)(2)		$(5,647	)(4)	$47,811

Accrued loss reserves	$6,947		$65		$(564	)(3)	$(3,215	)(2)		$(149	)(4)	$3,084

Asbestos-related liabilities	$65,000	$			$(45,000	)(3)	$—			$(20,000	)(4)	$—

Noncurrent:
Accrued product liability	$7,067		$348		$—		$(3,084	)(2)		$—		$4,331

Environmental reserves	$3,846		$3,193		$564	(3)	$(2,080	)(2)		$(1,115	)(4)	$4,408

Asbestos-related liabilities	$425,328		$—		$45,000	(3)	$(92,621	)(2)		$(377,707	)(4)	$—

(1)	Uncollectible accounts written off, net of recoveries

(2)	Primarily claims paid during the year, net of insurance contributions

(3)	Primarily transfers between current and noncurrent

(4)	Reflects the impact of the deconsolidation of SPHC as of May 31, 2010. Refer to Note A(2) and Note I to the Consolidated Financial Statements for the fiscal year ended May 31, 2011 for further information.